Shareholder Report, Holdings (Details)	Aug. 31, 2026
Fidelity Short-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Short-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Short-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Short-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Short-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Fidelity Short-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Short-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Short-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Series Long-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Series Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity Series Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Series Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Series Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Series Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI U.S. Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	75.10%
Fidelity SAI U.S. Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity SAI U.S. Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity SAI U.S. Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity SAI U.S. Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity SAI U.S. Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity SAI U.S. Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity SAI U.S. Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI U.S. Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI U.S. Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity SAI U.S. Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity SAI Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Long-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Intermediate Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Intermediate Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Intermediate Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Intermediate Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Intermediate Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Intermediate Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Intermediate Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Intermediate Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Intermediate Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity SAI Intermediate Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity SAI Intermediate Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Short-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity SAI Short-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Short-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity SAI Short-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%